Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Net loss for the year	$ (2,120,644)	$ (760,698)	$ (10,556,601)	$ (14,625,790)
Adjustment for items not affecting cash
Depreciation (Note 7)	23,970	17,595	69,212	89,026
Amortization	69,314	71,053	278,997	323,905
Interest expense	13,283	36,702	255,833	1,294,005
Share based compensation expense	287,757	595,412	1,347,399	1,540,580
Shares premium			0	1,249,994
Accretion expense	0	134,251	3,266,918	1,937,308
Fair value Adjustment	0	44,087	(337,923)	0
Gain/Loss on mark to market re-evaluation	0	(2,048,697)	(2,048,697)	376,674
Allowance for doubtful accounts	0	(19,694)	(19,694)	(19,694)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(1,726,320)	(1,929,989)	(7,744,556)	(7,833,992)
Changes in non-cash working capital items
Accounts receivable	496,181	(137,756)	(1,290,769)	190,867
Prepaid expenses and other receivables	160,305	(51,793)	(921,377)	(205,608)
Due from related parties	(483)	350	312	(166)
Inventories	(176,376)	81,648	(168,239)	(9,194)
Accounts payable	(93,835)	11,468	424,179	(60,098)
Accrued liabilities	(41,434)	(402,141)	122,928	304,048
Customer advances			0	(120,762)
Deferred revenue	58,016	7,117	345,111	24,043
Net cash (used in) operating activities	(1,323,946)	(2,421,096)	(9,232,411)	(7,710,862)
Investing activities
Acquisition of equipment	(42,802)	(7,844)	(101,779)	(21,567)
Net cash (used in) investing activities	(42,802)	(7,844)	(101,779)	(21,567)
Financing activities
Proceeds on exercise of warrants			0	1,125,038
Proceeds from convertible loans	950,000	2,934,298	9,326,633	7,111,375
Repayment of Promissory notes principal			0	(200,000)
Repayment of Promissory notes interest			0	(49,505)
Repayment of Demand notes principal	0	(50,000)	(50,000)	(208,359)
Repayment of Demand notes interest	0	(2,975)	(2,975)	(79,259)
Proceeds from short-term loan	500,000	0	0	400,000
Repayment of short-term loan			0	(400,000)
Repayment of short-term loan interest			0	(3,200)
Net cash provided by financing activities	1,450,000	2,881,323	9,273,658	7,696,090
Net (decrease) in cash and cash equivalents for the period	83,252	452,393	(60,532)	(36,339)
Cash and cash equivalents, beginning of the period	446,779	507,311	507,311	543,650
Cash and cash equivalents, end of the period	$ 530,031	$ 959,704	$ 446,779	$ 507,311